Commitments and Contingencies (Details Narrative) - USD ($)								2 Months Ended	6 Months Ended		12 Months Ended
	Jul. 01, 2023	Jan. 01, 2023	Jul. 01, 2022	Jan. 01, 2022	Aug. 24, 2021	Jul. 14, 2021	Apr. 01, 2021	Aug. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Professional fees											$ 18,000	$ 68,000
Common stock, outstanding percentage							1.00%
Common stock percentage amount							0.50%				80.00%
Fair value of common shares issued for services, shares									122,500
Debt instrument redemption price percentage											15.00%
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 6.90
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross									175,000		4,415,000
Gross profit									$ (6,000)	$ (37,000)	$ (62,000)	$ (95,000)
Other commitment dueIn fourth year									$ 10,000
Stockholders equity description									For the avoidance of doubt only, the Agent Warrants shall represent seven percent (7%) of the stock issued to the Investor and not seven percent (7%) of the total Company equity. The Agent Warrants shall provide for (a) a five (5) year term, and (b) cashless exercise provisions, and (c) piggyback and demand registration rights, and (d) standard anti-dilution protections. The shares of the Common Stock of the Company underlying the Agent Warrants, if any, (and the shares of Common Stock underlying the securities issuable upon exercise of the Agent Warrants) shall be registered in the registration statement, if any, filed in connection with the Investor Transaction
Fees percentage									5.00%
Warrant [Member]
Common stock percentage amount											80.00%
Share price											$ 3.00
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 2.00
Investors [Member]
Ownership percentage									7.00%
Investors [Member] | Warrant [Member]
Ownership percentage									100.00%
Investor Warrants [Member]
Ownership percentage									7.00%
Maximum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 3.00
Minimum [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 2.00
Mr. Destler [Member]
Common stock, dividends per share											$ 0.75
Cash fee payable, percentage											3.00%
License transaction fee, percentage											6.00%
Mr. Destler [Member] | Previously Reported [Member]
Discretionary cash bonus, percentage											100.00%
Unvested option shares, percentage											50.00%
Mr. Destler [Member] | Revision of Prior Period, Adjustment [Member]
Discretionary cash bonus, percentage											150.00%
Unvested option shares, percentage											100.00%
Mr. Destler [Member] | Office Equipment [Member]
Costs and expenses											$ 1,000
Mr. Destler [Member] | Maximum [Member]
Gross profit											4,000,000
License transaction fee											750,000
Mr. Destler [Member] | Maximum [Member] | Previously Reported [Member]
Reimbursement expenses											100,000
Mr. Destler [Member] | Maximum [Member] | Revision of Prior Period, Adjustment [Member]
Reimbursement expenses											50,000
Mr. Destler [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Gross profit											1,000,000
Mr. Destler [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Gross profit											1,000,000
Mr. Destler [Member] | Share-Based Payment Arrangement, Tranche Three [Member]
Gross profit											1,000,000
Mr. Destler [Member] | Share Based Compensation Award Tranche Four [Member]
Gross profit											1,000,000
Chief Executive Officer [Member] | Maximum [Member]
License transaction fee											750,000
Chief Executive Officer [Member] | Minimum [Member]
License transaction fee											$ 5,000,000
Subsequent Event [Member]
Common shares issued in private offerings, shares								20,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 2.00
IPO [Member]
Proceeds from Issuance Initial Public Offering							$ 5,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 3.00
Investor [Member]
Proceeds from related party debt					$ 2,000,000.0		5,000,000
Debt instrument redemption price percentage					2.00%
INTE Securities LLC [Member]
Principal amounta redeemed					4.00%
Kingdom Building Consulting Agreement [Member]
Professional fees							5,000
Deferred consulting fees							5,000
Deferred financing cost							250,000
Monthly fee for remaining period							$ 10,000
Sale of stock number of shares, issued							50,000
Consulting Agreement [Member]
Restricted stock issue, shares						12,500
Fair value of common shares issued for services, shares				25,000		25,000
Sharebased compensation shares authorized						3 years
Share price						$ 2.00
Stock issued during period shares restricted						12,500
Stock issued during period value restricted stock award net of forfeitures						$ 25,000
Consulting Agreement [Member] | January 1, 2022 [Member]
Common shares issued in private offerings, shares						25,000
Consulting Agreement [Member] | July 1, 2022 [Member]
Common shares issued in private offerings, shares						30,000
Consulting Agreement [Member] | January 1, 2023 [Member]
Common shares issued in private offerings, shares						30,000
Consulting Agreement [Member] | July 1, 2023 [Member]
Common shares issued in private offerings, shares						30,000
Consulting Agreement [Member] | Forecast [Member]
Fair value of common shares issued for services, shares		30,000
Common shares issued in private offerings, shares	30,000
Consulting Agreement [Member] | Subsequent Event [Member]
Fair value of common shares issued for services, shares			30,000
Employment Agreement [Member]
Increase in salary employment, description											The salary will increase by 7% on November 1 of each year, based on the salary due in the year prior to each such 7% increase.
Employment Agreement [Member] | Mr. Destler [Member]
Common shares issued in private offerings, shares											1,000,000
Annual base salary											$ 240,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.001
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross											1,000,000
Stock option, description											Mr. Destler may, in his sole discretion, be granted any part of or all such 1,000,000 shares in the form of a warrant or option, exercisable at $0.001 per share, for the purchase of 1,000,000 shares of our common stock, for a term of five (5) years. Mr. Destler’s grant of and right to such 1,000,000 shares is conditioned upon and subject to Mr. Destler being an employee, officer or director of the Company at the time that the Company’s shares of common stock are listed on the Nasdaq or New York Stock Exchange.
Common stock, term											5 years
Equity Incentive Plan [Member]
Stock option shares to purchase common stock											4,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 2.00
Stock option, expiration date											Apr. 01, 2031
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares											83,333